Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues	€ 18,988	€ 18,117	€ 13,636
Operating expenses	(6,638)	(6,342)	(2,549)
Depreciation and amortization expenses	(5,744)	(5,500)	(4,518)
Gross profit	5,934	5,959	6,569
Project development costs	4,213	2,878	2,739
General and administrative expenses	(3,827)	(3,600)	(2,420)
Share of profits (loss) of equity accounted investee	3,086	2,545	1,531
Other income, net	(2,100)	884	18
Capital gain (loss)	18,770
Operating Profit	17,650	2,910	2,959
Financing income	1,827	2,936	1,333
Financing income (expenses) in connection with derivatives, net	897	494	(3,156)
Financing expenses, net	(10,877)	(5,521)	(7,405)
Profit (Loss) before taxes on Income	9,497	819	(6,269)
Segment assets	310,172	211,160	198,087
Italy [Member]
Disclosure of geographical areas [line items]
Revenues	10,082	9,560	10,143
Operating expenses	(1,422)	(1,579)	(1,660)
Depreciation and amortization expenses	(3,668)	(3,569)	(3,567)
Gross profit	4,992	4,412	4,916
Segment assets		54,539	59,441
Spain [Member]
Disclosure of geographical areas [line items]
Revenues	2,987	3,033	3,007
Operating expenses	(504)	(574)	(677)
Depreciation and amortization expenses	(903)	(828)	(828)
Gross profit	1,580	1,631	1,502
Segment assets	16,324	16,799	16,779
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	4,114	4,011	1,378
Operating expenses	(325)	(507)	(117)
Depreciation and amortization expenses	(2,271)	(2,042)	(447)
Gross profit	1,518	1,462	814
Segment assets	38,942	34,258	37,903
Talasol [Member]
Disclosure of geographical areas [line items]
Revenues
Operating expenses
Depreciation and amortization expenses	(30)
Gross profit	(30)
Segment assets	118,848	15,169
Biogas [Member]
Disclosure of geographical areas [line items]
Revenues	4,786	4,483	303
Operating expenses	(4,387)	(3,682)	(95)
Depreciation and amortization expenses	(1,353)	(1,081)	(111)
Gross profit	(954)	(280)	97
Segment assets	18,463	18,879	16,882
Dorad [Member]
Disclosure of geographical areas [line items]
Revenues	63,416	58,063	58,234
Operating expenses	(48,558)	(44,600)	(45,027)
Depreciation and amortization expenses	(5,031)	(4,811)	(4,817)
Gross profit	9,827	8,652	8,390
Segment assets	116,561	105,246	114,282
Manara [Member]
Disclosure of geographical areas [line items]
Revenues
Operating expenses
Depreciation and amortization expenses
Gross profit
Project development costs	3,500
Segment assets	2,473	2,318	2,386
Total reportable segments [Member]
Disclosure of geographical areas [line items]
Revenues	85,385	79,150	73,065
Operating expenses	(55,196)	(50,942)	(47,575)
Depreciation and amortization expenses	(13,256)	(12,331)	(9,770)
Gross profit	16,933	15,877	15,719
Segment assets	311,611	247,208	247,673
Reconciliations [Member]
Disclosure of geographical areas [line items]
Revenues	(66,397)	(61,033)	(59,429)
Operating expenses	48,558	44,600	45,027
Depreciation and amortization expenses	6,840	6,515	5,252
Gross profit	(10,999)	(9,918)	(9,150)
Segment assets	€ (1,439)	€ (36,048)	€ (49,586)